BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 NZD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 NZD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 59,551										$ 46,552
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	32,970										18,807
Borrowings, local currency	32,970										18,807
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,020										10,133
Borrowings, local currency		$ 15,125										$ 14,574
Indian rupees
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,235										5,470
Borrowings, local currency | ₨			₨ 471,622										₨ 467,521
British pounds
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,548										4,607
Borrowings, local currency | £				£ 3,375										£ 3,681
Brazilian real
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,522										3,999
Borrowings, local currency | R$					R$ 19,384										R$ 24,762
Euro
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,397										2,876
Borrowings, local currency | €						€ 1,189										€ 2,778
Australian dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	949										893
Borrowings, local currency							$ 1,422										$ 1,443
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	900										559
Borrowings, local currency								$ 3,396,150										$ 2,462,758
Korean Won
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	507										0
Borrowings, local currency | ₩									₩ 746,578										₩ 0
New Zealand dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 39										$ 37
Borrowings, local currency										$ 68										$ 66